Retirement Benefit and Other Post-retirement Obligations - Summary of of Quoted and Non Quoted Market Price (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	82.00%	80.00%
No quoted market price	18.00%	20.00%
Insurance [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	42.00%	43.00%
Non-UK equities [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	2.00%	2.00%
Fixed-interest securities [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	6.00%	7.00%
Property [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	5.00%	5.00%
Pooled asset investment funds [member]
Disclosure of quoted and non quoted plane asset [line items]
Quoted market price	34.00%	30.00%
Other [member]
Disclosure of quoted and non quoted plane asset [line items]
No quoted market price	11.00%	13.00%